CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt repayments
Cash and cash equivalents	$ 418.1	$ 531.5	$ 1,210.9
Liquidity risk | Long-term debt
Debt repayments
Contractual cash flow	3,360.6
Liquidity risk | Not Later Than One Year [Member] | Long-term debt
Debt repayments
Contractual cash flow	189.4
Liquidity risk | 2024-2027 | Long-term debt
Debt repayments
Contractual cash flow	2,663.4
Liquidity risk | 2028+ | Long-term debt
Debt repayments
Contractual cash flow	$ 507.8